Expenses (Details) - Schedule of Expenses - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Expenses [Abstract]
Cost of revenue	$ 13,884,291	$ 17,722
Amortization of intangible assets	16,211	11,894,518
Depreciation	680,013
Legal and professional expenses	833,079	832,319
Staffing expense	633,979	310,894
Other operating expenses	2,267,265	473,402
Total expenses	$ 18,314,838	$ 13,528,855